Victory Pioneer High
Income Municipal Fund
(Successor to Pioneer High Income Municipal Fund)
Schedule of Investments | May 31, 2025

Schedule of Investments  |  5/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 97.7%
	Asset Backed Securities — 0.8% of Net Assets
8,470,392(a)(b)	City of Detroit, Series 2006-B, Class B2, 0.993% (3 Month USD LIBOR + 34 bps), 6/15/34	$ 7,888,052
	Total Asset Backed Securities (Cost $7,108,306)	$7,888,052

	Municipal Bonds — 96.6% of Net Assets(c)
	Alabama — 1.6%
4,525,000	Hoover Industrial Development Board, 5.75%, 10/1/49	$ 4,558,892
9,005,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series A, 5.00%, 6/1/54	8,442,728
3,995,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series B, 4.75%, 12/1/54	3,608,524
	Total Alabama	$16,610,144

	Arizona — 1.5%
1,725,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa, Series A, 5.00%, 7/15/39	$ 1,672,991
265,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/41 (144A)	216,174
1,040,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/56 (144A)	714,033
12,480,000	Industrial Development Authority of the City of Phoenix, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	11,517,043
1,110,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/47 (144A)	749,228
1,000,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/52 (144A)	631,460
	Total Arizona	$15,500,929

	Arkansas — 2.0%
8,000,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 7,860,160
1Victory Pioneer High Income Municipal Fund | 5/31/25

Principal Amount USD ($)		Value
	Arkansas — (continued)
7,000,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52	$ 6,901,650
5,000,000	Arkansas Development Finance Authority, Hybar Steel Project, Series A, 6.875%, 7/1/48 (144A)	5,263,000
	Total Arkansas	$20,024,810

	California — 9.9%
45,000	California County Tobacco Securitization Agency, Asset-Backed, Series A, 5.875%, 6/1/43	$ 45,179
17,000,000(d)	California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Series A, 9.50%, 1/1/65 (144A)	16,430,500
2,910,000	California Municipal Finance Authority, Series B, 4.75%, 12/1/31 (144A)	2,704,612
6,115,000	California Municipal Finance Authority, Series B, 5.25%, 12/1/36 (144A)	5,415,322
4,530,000	California Municipal Finance Authority, Series B, 5.50%, 12/1/39 (144A)	4,021,598
2,310,000	California Municipal Finance Authority, Ascent 613 Project, Series A, 5.50%, 1/1/60 (144A)	2,156,247
2,000,000	California Municipal Finance Authority, Baptist University, Series A, 5.00%, 11/1/46 (144A)	1,866,920
1,600,000	California Municipal Finance Authority, Westside Neighborhood School Project, 6.20%, 6/15/54 (144A)	1,660,432
1,500,000	California School Finance Authority, Brightline West Passenger Rail Project, Series A, 5.125%, 6/1/59 (144A)	1,342,725
850,000	California School Finance Authority, Fortune School Of Education Obligated Group, Series A, 5.125%, 6/1/64 (144A)	751,315
1,000,000	California School Finance Authority, New Designs Charter School Project, Series A, 5.00%, 6/1/64 (144A)	905,630
1,000,000	California School Finance Authority, Stem Preparatory Schools, Series A, 5.375%, 5/1/63 (144A)	964,530
1,465,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.125%, 11/1/33 (144A)	1,467,124
4,030,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.375%, 11/1/43 (144A)	4,036,327
Victory Pioneer High Income Municipal Fund | 5/31/252

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	California — (continued)
32,000,000	Golden State Tobacco Securitization Corp., Series A-1, 4.214%, 6/1/50	$ 22,345,920
215,000,000(e)	Golden State Tobacco Securitization Corp., Series B-2, 6/1/66	22,934,050
20,000,000(e)	Inland Empire Tobacco Securitization Corp., Series C-1, 6/1/36	9,067,400
10,000,000(e)	Tobacco Securitization Authority of Southern California, 6/1/46	2,467,200
	Total California	$100,583,031

	Colorado — 5.4%
577,000(f)	2000 Holly Metropolitan District, Series B, 7.50%, 12/15/50	$ 498,724
5,000,000	Aerotropolis Regional Transportation Authority, 4.375%, 12/1/52	3,982,550
6,500,000	Aerotropolis Regional Transportation Authority, 5.75%, 12/1/54 (144A)	6,460,610
868,000(f)	Belleview Village Metropolitan District, 4.95%, 12/1/50	752,956
1,000,000	Colorado Educational & Cultural Facilities Authority, Ascent Classical Academy Charter Schools, Inc Project, 5.75%, 4/1/59 (144A)	992,690
2,500,000	Colorado Educational & Cultural Facilities Authority, Ascent Classical Academy Charter Schools, Inc Project, 5.80%, 4/1/54 (144A)	2,523,450
5,000,000	Colorado Educational & Cultural Facilities Authority, The Stanley Project, Series 1, 6.875%, 2/1/59 (144A)	5,094,900
10,700,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	10,499,696
5,100,000(f)	Green Valley Ranch East Metropolitan District No. 6, Series A, 5.875%, 12/1/50	4,761,972
4,000,000(f)	Larkridge Metropolitan District No. 2, 5.25%, 12/1/48	3,744,320
1,000,000(f)	Mineral Business Improvement District, City Of Littleton, Arapahoe County, Series A, 5.75%, 12/1/54 (144A)	952,170
2,000,000(f)	Olde Town Metropolitan District, Douglas County, 6.00%, 12/1/53 (144A)	1,828,500
2,000,000(f)	Parterre Metropolitan District No 5, Series A, 6.125%, 12/1/55	2,037,200
1,465,000	Pinery Commercial Metropolitan District No 2, Douglas County, 5.75%, 12/1/54	1,387,765
2,125,000(f)	Prairie Center Metropolitan District No 3, Series A, 5.875%, 12/15/46	2,158,171
3Victory Pioneer High Income Municipal Fund | 5/31/25

Principal Amount USD ($)		Value
	Colorado — (continued)
750,000(f)	Riverpark Metropolitan District/Arapahoe County, 6.00%, 12/1/42	$ 716,955
1,400,000(f)	Riverpark Metropolitan District/Arapahoe County, 6.375%, 12/1/54	1,329,076
900,000	Sterling Ranch Community Authority Board, 5.625%, 12/1/43	879,993
3,000,000	Vail Home Partners Corp., 6.00%, 10/1/64 (144A)	3,037,470
755,000(f)	Willow Bend Metropolitan District, Series B, 12/15/49	683,743
	Total Colorado	$54,322,911

	Connecticut — 0.3%
1,100,000	Stamford Housing Authority, Mozaic Concierge Living Project, Series A, 6.25%, 10/1/60	$ 1,082,862
1,000,000	Stamford Housing Authority, Mozaic Concierge Living Project, Series A, 6.375%, 10/1/45	999,870
1,500,000	Stamford Housing Authority, Mozaic Concierge Living Project, Series A, 6.50%, 10/1/55	1,467,030
	Total Connecticut	$3,549,762

	Delaware — 1.3%
2,250,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/52	$ 1,710,832
1,380,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/57	999,230
5,000,000	The Delaware Economic Development Authority, Academia Antonia Alonso Charter School Project, 7/1/65	4,925,150
870,000	Town of Bridgeville, Heritage Shores Special Development District, 5.25%, 7/1/44 (144A)	869,635
1,535,000	Town of Bridgeville, Heritage Shores Special Development District, 5.625%, 7/1/53 (144A)	1,553,834
1,000,000	Town of Milton, Granary At Draper Farm Special Development District, 5.70%, 9/1/44 (144A)	963,090
1,750,000	Town of Milton, Granary At Draper Farm Special Development District, 5.95%, 9/1/53 (144A)	1,698,743
	Total Delaware	$12,720,514

	District of Columbia — 1.2%
1,500,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/42	$ 1,523,415
1,165,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/47	1,133,719
Victory Pioneer High Income Municipal Fund | 5/31/254

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	District of Columbia — (continued)
1,835,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/52	$ 1,769,876
1,130,000	District of Columbia, Union Market Project, Series A, 5.125%, 6/1/34 (144A)	1,091,501
515,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	525,022
25,000,000(e)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	6,101,000
	Total District of Columbia	$12,144,533

	Florida — 4.2%
275,000	Capital Projects Finance Authority, Kissimmee Charter Academy Project, 6.50%, 6/15/54 (144A)	$ 281,053
445,000	Capital Projects Finance Authority, Kissimmee Charter Academy Project, 6.625%, 6/15/59 (144A)	455,755
3,000,000	Capital Trust Agency, Inc., University Bridge, LLC Student Housing Project, Series A, 5.25%, 12/1/58 (144A)	2,824,860
2,140,000	Capital Trust Authority, Imagine School At West Pasco Project, Series A, 6.25%, 12/15/43 (144A)	2,077,127
2,100,000	Capital Trust Authority, Imagine School At West Pasco Project, Series A, 6.50%, 12/15/58 (144A)	2,008,146
500,000	Capital Trust Authority, Madrone - Florida Tech Student Housing I, LLC - Florida Institute Of Technology Project, Series A, 5.25%, 7/1/55 (144A)	471,155
1,850,000	Capital Trust Authority, Madrone - Florida Tech Student Housing I, LLC - Florida Institute Of Technology Project, Series A, 5.375%, 7/1/65 (144A)	1,720,777
3,300,000	Capital Trust Authority, Mason Classical Academy Project, Series A, 5.00%, 6/1/54 (144A)	3,000,129
2,990,000	Capital Trust Authority, Mason Classical Academy Project, Series A, 5.00%, 6/1/64 (144A)	2,621,931
1,000,000	City of Venice, Village On The Isle Project, Series A, 5.50%, 1/1/55 (144A)	999,920
1,250,000	City of Venice, Village On The Isle Project, Series A, 5.625%, 1/1/60 (144A)	1,254,025
1,525,000	County of Lake, Imagine South Lake, Charter School Project, 5.00%, 1/15/49 (144A)	1,344,379
5,000,000	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.25%, 7/1/47	4,539,750
3,000,000(d)	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 12.00%, 7/15/32 (144A)	3,106,530
5Victory Pioneer High Income Municipal Fund | 5/31/25

Principal Amount USD ($)		Value
	Florida — (continued)
300,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/31 (144A)	$ 310,608
225,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/35 (144A)	231,525
13,475,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/51 (144A)	12,611,657
4,000,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center Of Florida, 3.00%, 11/15/51	2,704,320
	Total Florida	$42,563,647

	Georgia — 0.3%
1,000,000	Development Authority of Cobb County, Mt. Bethel Christian Academy Project, 6.25%, 6/1/55 (144A)	$ 1,016,500
2,000,000	Development Authority of Cobb County, Mt. Bethel Christian Academy Project, 6.25%, 6/1/64 (144A)	2,020,440
	Total Georgia	$3,036,940

	Guam — 0.1%
1,100,000	Guam Economic Development & Commerce Authority, Asset-Backed, 5.625%, 6/1/47	$ 1,028,203
	Total Guam	$1,028,203

	Illinois — 2.8%
1,000,000(f)	Chicago Board of Education, Series A, 7.00%, 12/1/46 (144A)	$ 1,029,800
8,000,000(f)	Chicago Board of Education, Series B, 6.50%, 12/1/46	8,101,200
5,800,000	City of Marion Sales Tax Revenue, Star Bond District Project Area No. 1, 6.625%, 6/1/55	5,685,740
987,401(a)	Illinois Finance Authority, Series A-2, 6.00%, 11/15/36	78,992
614,528(a)(d)	Illinois Finance Authority, Clare Oaks Project, Series A-3, 4.00%, 11/15/52	49,162
11,975,000	Southwestern Illinois Development Authority, 5.00%, 6/1/53	10,931,259
1,235,000	Southwestern Illinois Development Authority, 8.00%, 6/1/53	1,129,778
1,220,000	Village of Matteson, 6.50%, 12/1/35	1,243,388
	Total Illinois	$28,249,319

	Indiana — 10.7%
8,175,000	City of Anderson, 5.375%, 1/1/40 (144A)	$ 7,425,271
355,000	City of Evansville, Silver Birch Evansville Project, 4.80%, 1/1/28	349,171
500,000	City of Fort Wayne, 5.125%, 1/1/32	500,395
Victory Pioneer High Income Municipal Fund | 5/31/256

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Indiana — (continued)
4,665,000	City of Fort Wayne, 5.35%, 1/1/38	$ 4,473,315
24,990,000	City of Hammond, Custodial Receipts Cabelas Project, 7.50%, 2/1/29 (144A)	24,884,792
945,000	City of Kokomo, Silver Birch of Kokomo, 5.75%, 1/1/34	945,161
7,825,000	City of Kokomo, Silver Birch of Kokomo, 5.875%, 1/1/37	7,606,917
900,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.60%, 1/1/33	896,985
6,000,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.80%, 1/1/37	5,784,660
700,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.10%, 1/1/32 (144A)	700,560
5,890,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	5,703,699
4,560,000	City of Terre Haute, 5.35%, 1/1/38	4,415,630
1,750,000	City of Valparaiso, Pratt Paper LLC Project, 4.875%, 1/1/44 (144A)	1,655,727
2,000,000	City of Valparaiso, Pratt Paper LLC Project, 5.00%, 1/1/54 (144A)	1,853,280
5,190,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	5,213,355
2,830,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	2,660,455
1,975,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.25%, 7/1/43	1,713,648
2,020,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.50%, 7/1/53	1,553,865
11,985,000	Indiana Housing & Community Development Authority, Series A, 5.00%, 1/1/39 (144A)	11,582,544
8,175,000	Indiana Housing & Community Development Authority, Evergreen Village Bloomington Project, 5.50%, 1/1/37	7,995,150
10,100,000	Town of Plainfield Multifamily Housing Revenue, 5.375%, 9/1/38	9,780,638
	Total Indiana	$107,695,218

	Kansas — 1.4%
400,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/33	$ 372,036
7Victory Pioneer High Income Municipal Fund | 5/31/25

Principal Amount USD ($)		Value
	Kansas — (continued)
15,405,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/53	$ 11,362,266
2,500,000	Kansas Development Finance Authority, Series A, 5.50%, 11/15/38	2,188,800
	Total Kansas	$13,923,102

	Louisiana — 1.5%
8,000,000	Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, 5.50%, 9/1/59	$ 8,139,920
6,340,000	Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, 5.75%, 9/1/64	6,556,765
	Total Louisiana	$14,696,685

	Massachusetts — 0.7%
3,260,000	Massachusetts Development Finance Agency, Gingercare Living Issue, Series A, 5.50%, 12/1/44 (144A)	$ 3,158,092
2,830,000	Massachusetts Development Finance Agency, Gingercare Living Issue, Series A, 5.875%, 12/1/60 (144A)	2,679,161
1,000,000	Massachusetts Development Finance Agency, Merrimack College Student Housing Project, Series A, 5.00%, 7/1/54 (144A)	920,300
	Total Massachusetts	$6,757,553

	Michigan — 2.9%
8,340,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 7,290,661
3,000,000	Flint International Academy, 5.75%, 10/1/37	2,990,070
5,720,000	Michigan Finance Authority, Dr. Joseph F. Pollack Academic Center of Excellence Project, 5.75%, 4/1/40	5,850,302
5,000,000	Michigan Finance Authority, Trinity Health Credit Group, Series A, 3.00%, 12/1/49	3,508,250
4,000,000(d)	Michigan Strategic Fund, Series B, 7.50%, 11/1/41	3,841,560
7,075,000(d)	Michigan Strategic Fund, Michigan Department Offices Lease, Series B, 7.75%, 3/1/40	5,910,596
	Total Michigan	$29,391,439

	Minnesota — 1.8%
1,310,000	City of Bethel, 6.00%, 7/1/57	$ 1,162,835
4,210,000	City of Bethel, Series A, 5.00%, 7/1/48	3,879,557
1,000,000	City of Bethel, Series A, 5.00%, 7/1/53	878,710
Victory Pioneer High Income Municipal Fund | 5/31/258

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Minnesota — (continued)
1,500,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.50%, 7/1/50	$ 1,482,105
1,500,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.125%, 9/1/38	1,368,300
3,145,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.25%, 9/1/43	2,594,059
6,080,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.375%, 9/1/50	4,731,699
2,000,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Great River School Project, Series A, 5.50%, 7/1/52 (144A)	1,887,580
	Total Minnesota	$17,984,845

	Missouri — 0.3%
2,300,000	Kansas City Industrial Development Authority, Series A, 5.00%, 4/1/46 (144A)	$ 1,974,665
1,250,000	Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan, Series A-1, 5.00%, 6/1/54 (144A)	1,108,988
	Total Missouri	$3,083,653

	New Jersey — 0.7%
1,215,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.25%, 7/1/37 (144A)	$ 1,155,587
2,500,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.375%, 7/1/47 (144A)	2,232,600
4,000,000	New Jersey Economic Development Authority, Repauno Port & Rail Terminal Project, 6.625%, 1/1/45 (144A)	4,038,960
	Total New Jersey	$7,427,147

	New Mexico — 1.1%
11,430,000(d)	County of Otero, Otero County Jail Project, Certificate Participation, 9.00%, 4/1/28	$ 11,018,520
	Total New Mexico	$11,018,520

	New York — 11.7%
2,600,000	Albany Capital Resource Corp., Kipp Capital Region Public Charter Schools Project, 5.00%, 6/1/64	$ 2,393,586
212,975(a)	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/28 (144A)	3,046
2,356,917(a)	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/38 (144A)	33,704
9Victory Pioneer High Income Municipal Fund | 5/31/25

Principal Amount USD ($)		Value
	New York — (continued)
2,010,000	Erie Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.00%, 6/1/45	$ 1,740,620
19,015,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.00%, 6/1/35	18,111,787
6,245,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.125%, 6/1/46	5,556,114
3,625,000	New York City Housing Development Corp., 8 Spruce Street, Series RE, 5.25%, 12/15/43	3,697,391
1,600,000	New York Counties Tobacco Trust IV, Series A, 6.25%, 6/1/41 (144A)	1,545,696
9,700,000	New York Counties Tobacco Trust IV, Settlement Pass-Through, Series A, 5.00%, 6/1/42	8,649,199
21,120,000	New York Counties Tobacco Trust IV, Settlement Pass-Through, Series A, 5.00%, 6/1/45	19,462,925
51,600,000(e)	New York Counties Tobacco Trust V, Capital Appreciation Pass Through, Series 4A, 6/1/60 (144A)	2,867,928
7,440,000	New York Counties Tobacco Trust VI, Series 2B, 5.00%, 6/1/45	6,508,884
8,665,000	New York Counties Tobacco Trust VI, Settlement pass through, Series 2B, 5.00%, 6/1/51	7,538,810
11,110,000	New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A, 5.50%, 12/31/60	11,143,885
7,345,000	New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project, 5.50%, 6/30/60	7,341,328
1,000,000	Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Project, 5.125%, 8/1/44	940,910
1,500,000	Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Project, 5.375%, 8/1/54	1,312,395
2,415,000	Riverhead Industrial Development Agency, 7.65%, 8/1/34	2,416,787
5,100,000	Suffolk Regional Off-Track Betting Corp., 6.00%, 12/1/53	5,196,288
9,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 4.50%, 7/1/56 (144A)	7,084,980
5,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 5.00%, 7/1/36 (144A)	4,971,450
	Total New York	$118,517,713

Victory Pioneer High Income Municipal Fund | 5/31/2510

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	North Carolina — 0.2%
800,000	North Carolina Medical Care Commission, Penick Village Project, Series A, 5.50%, 9/1/44	$ 818,392
1,000,000	North Carolina Medical Care Commission, Penick Village Project, Series A, 5.50%, 9/1/54	991,800
	Total North Carolina	$1,810,192

	Ohio — 4.3%
191,000,000(e)	Buckeye Tobacco Settlement Financing Authority, Series B-3, 6/1/57	$ 17,610,200
27,900,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	24,177,582
1,500,000	Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, 5.125%, 12/1/55	1,362,270
	Total Ohio	$43,150,052

	Oklahoma — 0.7%
3,300,000	Tulsa Municipal Airport Trust Trustees, American Airlines, Inc. Project, 6.25%, 12/1/35	$ 3,597,330
3,000,000	Tulsa Municipal Airport Trust Trustees, American Airlines, Inc. Project, 6.25%, 12/1/40	3,202,170
	Total Oklahoma	$6,799,500

	Pennsylvania — 6.4%
1,000,000	Allentown Neighborhood Improvement Zone Development Authority, Waterfront - 30 E. Allen Street Project, Series A, 5.25%, 5/1/42 (144A)	$ 956,050
3,900,000	Allentown Neighborhood Improvement Zone Development Authority, Waterfront - 30 E. Allen Street Project, Series B, 6.00%, 5/1/42 (144A)	3,930,381
825,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	802,387
1,210,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	1,091,239
645,000	Chester County Industrial Development Authority, Renaissance Academy Charter School Project, 4.50%, 10/1/54 (144A)	540,807
600,000	Chester County Industrial Development Authority, Renaissance Academy Charter School Project, 4.50%, 10/1/64 (144A)	490,428
8,465,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	7,890,734
1,850,000	Montgomery County Industrial Development Authority, Ursinus College Project, 5.25%, 11/1/54	1,746,363
11Victory Pioneer High Income Municipal Fund | 5/31/25

Principal Amount USD ($)		Value
	Pennsylvania — (continued)
2,290,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/42 (144A)	$ 2,116,464
1,335,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/52 (144A)	1,157,872
6,045,000	Philadelphia Authority for Industrial Development, 5.125%, 12/15/44 (144A)	5,485,112
3,500,000	Philadelphia Authority for Industrial Development, 5.25%, 6/1/48 (144A)	3,330,915
4,370,000	Philadelphia Authority for Industrial Development, 5.375%, 6/1/53 (144A)	4,100,021
9,435,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	9,118,456
825,000	Philadelphia Authority for Industrial Development, Series A, 5.00%, 11/15/31	808,178
4,055,000	Philadelphia Authority for Industrial Development, 2800 American Street Co. Project, Series A, 5.625%, 7/1/48 (144A)	3,835,097
8,295,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	6,849,181
2,200,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.50%, 6/1/45	2,183,434
2,940,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	2,864,148
1,045,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.125%, 6/15/42	1,017,099
1,020,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.375%, 6/15/57	935,738
1,500,000	Philadelphia Authority for Industrial Development, Tacony Academy Charter school Project, 5.375%, 6/15/38 (144A)	1,501,185
1,750,000	Philadelphia Authority for Industrial Development, Tacony Academy Charter school Project, 5.50%, 6/15/43 (144A)	1,698,900
	Total Pennsylvania	$64,450,189

	Puerto Rico — 8.4%
24,792,296(d)(f)	Commonwealth of Puerto Rico, 11/1/43	$ 14,813,397
17,550,354(d)	Commonwealth of Puerto Rico, 11/1/51	9,038,257
10,000,000(d)	Commonwealth of Puerto Rico, 11/1/51	3,227,000
Victory Pioneer High Income Municipal Fund | 5/31/2512

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Puerto Rico — (continued)
25,000,000(d)	Commonwealth of Puerto Rico, 11/1/51	$ 6,375,000
13,204,996(f)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/46	10,732,756
14,744,143	GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	14,082,131
5,900,000(d)	Puerto Rico Industrial Development Co., 7.00%, 1/1/54	5,594,203
25,435,000(e)	Puerto Rico Sales Tax Financing Corp., Series A-1, 7/1/46	8,065,693
36,282,000(e)	Puerto Rico Sales Tax Financing Corp., Series A-1, 7/1/51	8,585,410
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1, 4.75%, 7/1/53	910,740
4,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1, 5.00%, 7/1/58	3,748,520
	Total Puerto Rico	$85,173,107

	Rhode Island — 0.1%
2,065,000(a)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 826,000
	Total Rhode Island	$826,000

	South Carolina — 0.2%
2,200,000	South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South Of Broad Healthcare Project, 5.75%, 11/15/54	$ 2,219,910
	Total South Carolina	$2,219,910

	Tennessee — 0.2%
2,000,000	Shelby County Health & Educational Facilities Board, Madrone Memphis Student Housing I LLC - University Of Memphis Project, Series A-1, 5.25%, 6/1/56 (144A)	$ 1,891,920
	Total Tennessee	$1,891,920

	Texas — 5.1%
16,545,000	Arlington Higher Education Finance Corp., LTTS Charter School, Universal Academy, 5.45%, 3/1/49 (144A)	$ 15,706,168
435,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 6.625%, 3/1/29	435,909
375,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	375,634
7,030,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	6,900,648
13Victory Pioneer High Income Municipal Fund | 5/31/25

Principal Amount USD ($)		Value
	Texas — (continued)
3,665,000	Board of Regents of the University of Texas System, Series A, 5.00%, 8/15/50	$ 3,879,769
575,000	Clifton Higher Education Finance Corp., Valor Education, Series A, 5.75%, 6/15/44 (144A)	545,439
800,000	Clifton Higher Education Finance Corp., Valor Education, Series A, 6.00%, 6/15/54 (144A)	743,424
16,755,000(a)(d)	Greater Texas Cultural Education Facilities Finance Corp., 9.00%, 2/1/50 (144A)	10,220,550
3,335,000(a)(d)	Greater Texas Cultural Education Facilities Finance Corp., Series B, 9.00%, 2/1/33 (144A)	2,034,350
1,250,000	Houston Higher Education Finance Corp., Houston Christian University Project, 5.25%, 10/1/54	1,176,813
4,500,000	New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC Project, Series A-1, 5.50%, 1/1/57	4,150,350
1,000,000	New Hope Cultural Education Facilities Finance Corp., Westminster Project, 5.00%, 11/1/60	907,960
5,875,019	Tarrant County Cultural Education Facilities Finance Corp., The Stayton At Museum Way 2024, Series A, 5.75%, 12/1/54	4,929,376
	Total Texas	$52,006,390

	Utah — 0.9%
3,300,000(f)	Grapevine Wash Local District, Series A-1, 6.00%, 3/1/55 (144A)	$ 3,011,580
725,000(f)	MIDA Cormont Public Infrastructure District, Series A-1, 6.25%, 6/1/55 (144A)	735,868
2,365,000(d)(f)(g)	MIDA Cormont Public Infrastructure District, Series A-2, 6/1/55 (144A)	1,881,358
2,250,000	MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6/1/54 (144A)	2,081,767
1,800,000	MIDA Mountain Village Public Infrastructure District, Series 1, 5.125%, 6/15/54 (144A)	1,635,480
	Total Utah	$9,346,053

	Virgin Islands — 0.2%
2,400,000	Virgin Islands Public Finance Authority, Frenchman'S Reef Hotel Development Project, Series A, 6.00%, 4/1/53 (144A)	$ 2,390,208
	Total Virgin Islands	$2,390,208

	Virginia — 2.7%
5,475,000	Lynchburg Economic Development Authority, Centra Health Obligated Group, 3.00%, 1/1/51	$ 3,718,018
Victory Pioneer High Income Municipal Fund | 5/31/2514

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Virginia — (continued)
9,000,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/1/46	$ 7,105,410
13,905,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	12,003,213
14,000,000(e)	Tobacco Settlement Financing Corp., Series D, 6/1/47	4,008,480
	Total Virginia	$26,835,121

	Washington — 0.7%
2,000,000	Washington State Housing Finance Commission, Blakeley And Laurel Villages Portfolio, Series A, 5.50%, 7/1/50 (144A)	$ 1,962,700
5,000,000	Washington State Housing Finance Commission, Blakeley And Laurel Villages Portfolio, Series A, 5.75%, 7/1/60 (144A)	4,985,650
	Total Washington	$6,948,350

	Wisconsin — 3.1%
5,000,000	Public Finance Authority, Series A, 5.75%, 7/1/49	$ 5,138,750
1,000,000	Public Finance Authority, Cincinnati Classical Academy, Series A, 6.00%, 6/15/64 (144A)	935,290
1,590,000	Public Finance Authority, Coral Academy Science Las Vegas, Series A, 5.625%, 7/1/44	1,592,178
370,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/29 (144A)	372,938
1,710,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/39 (144A)	1,642,694
1,150,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/61 (144A)	796,823
335,000	Public Finance Authority, Coral Academy Science Reno, Series A, 5.375%, 6/1/37 (144A)	338,668
900,000	Public Finance Authority, Coral Academy Science Reno, Series A, 5.875%, 6/1/52 (144A)	859,707
1,565,000	Public Finance Authority, Coral Academy Science Reno, Series A, 6.00%, 6/1/62 (144A)	1,556,095
2,000,000	Public Finance Authority, Foundation Academy Charter School Project, 5.00%, 7/1/55 (144A)	1,759,320
1,200,000	Public Finance Authority, Foundation Academy Charter School Project, 5.00%, 7/1/60 (144A)	1,032,504
150,000	Public Finance Authority, Lead Academy Project, Series A, 4.25%, 8/1/26 (144A)	149,636
2,000,000	Public Finance Authority, Lead Academy Project, Series A, 5.00%, 8/1/36 (144A)	1,893,040
15Victory Pioneer High Income Municipal Fund | 5/31/25

Principal Amount USD ($)		Value
	Wisconsin — (continued)
2,500,000	Public Finance Authority, Lead Academy Project, Series A, 5.125%, 8/1/46 (144A)	$ 2,118,300
2,000,000	Public Finance Authority, Mater Academy Of Nevada - East Las Vegas Campus Project, Series A, 5.00%, 12/15/54 (144A)	1,847,240
230,000	Public Finance Authority, Quality Education Academy Project, Series A, 5.25%, 7/15/33 (144A)	235,118
690,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.00%, 7/15/43 (144A)	701,620
640,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.25%, 7/15/53 (144A)	643,360
1,175,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.50%, 7/15/63 (144A)	1,185,269
2,000,000	Public Finance Authority, SearStone CCRC Project, 4.00%, 6/1/41 (144A)	1,772,860
500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/37 (144A)	497,065
4,200,000	Public Finance Authority, Senior Lien-Puerto Rico Tollroads LLC, Series A, 5.75%, 7/1/54	4,292,358
10,640,000(a)(e)+	Public Finance Authority, Springshire Pre-Development Project, 12/31/25 (144A)	—
	Total Wisconsin	$31,360,833

	Total Municipal Bonds (Cost $1,038,247,889)	$976,038,443

	Debtors in Possession Financing — 0.3% of Net Assets#
	Retirement Housing — 0.3%
9,000,000(a)+	Springshire Retirement LLC - Promissory Note, 9.00%, 12/31/25	$ 2,970,000
	Total Retirement Housing	$2,970,000

	TOTAL DEBTORS IN POSSESSION FINANCING (Cost $8,720,000)	$2,970,000

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.7% (Cost $1,054,076,195)	$986,896,495
	OTHER ASSETS AND LIABILITIES — 2.3%	$23,728,176
	net assets — 100.0%	$1,010,624,671

Victory Pioneer High Income Municipal Fund | 5/31/2516

Schedule of Investments  |  5/31/25
(unaudited) (continued)
bps	Basis Points.
LIBOR	London Interbank Offered Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At May 31, 2025, the value of these securities amounted to $331,395,288, or 32.8% of net assets.
(a)	Security is in default.
(b)	Floating rate note. Coupon rate, reference index and spread shown at May 31, 2025.
(c)	Consists of Revenue Bonds unless otherwise indicated.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2025.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Represents a General Obligation Bond.
(g)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at May 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Springshire Retirement LLC - Promissory Note	12/1/2021	$8,720,000	$2,970,000
% of Net assets			0.3%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
17Victory Pioneer High Income Municipal Fund | 5/31/25

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$7,888,052	$—	$7,888,052
Municipal Bonds	—	976,038,443	—*	976,038,443
Debtors in Possession Financing	—	—	2,970,000	2,970,000
Total Investments in Securities	$—	$983,926,495	$2,970,000	$986,896,495
*	Securities valued at $0.
During the period ended May 31, 2025, there were no transfers in or out of Level 3.
Victory Pioneer High Income Municipal Fund | 5/31/2518